INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Cost	$3,527	$4,479
Accumulated amortization	(579)	(543)
Total	$2,948	$3,936
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Brazilian regulated gas transmission operation	$2,903	$3,885
U.K. regulated distribution operation	45	51
Total	$2,948	$3,936
Our company’s intangible assets are primarily related to concession arrangements operated by the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”), at our Brazilian gas transmission operation. The terms and conditions of concession arrangements are regulated by the ANP. Each gas transportation agreement (“GTA”) takes into account a return on regulatory asset base, and tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital fixed for the life of GTAs. Upon expiry of the authorizations, the assets shall be returned to the government and will be subject to concession upon public bidding. These assets expire between 2039 and 2041. The total capacity is fully contracted under long-term “ship-or-pay” GTAs and therefore the business is exposed to no volume or price risk.
The intangible assets at our U.K. regulated distribution operation relate to customer order backlogs, which represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation.
Due to the recent volatility observed in capital market prices and the interruption to global supply chains as a result of COVID-19, our company performed an evaluation of potential impairment indicators on each of our intangible assets during the year ended December 31, 2020. Based on the analysis performed, our intangible assets remain largely unaffected, with no impairment required. Our intangible assets represent long-term critical infrastructure supported by regulated or highly contracted revenues which help protect value over the long term.
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Cost at beginning of the year	$4,479	$4,631
Additions, net of disposals	35	21
Foreign currency translation	(987)	(173)
Cost at end of year	$3,527	$4,479

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Accumulated amortization at beginning of year	$(543)	$(364)
Amortization	(152)	(195)
Foreign currency translation	116	16
Accumulated amortization at end of year	$(579)	$(543)